DETAILS OF CASH FLOWS	12 Months Ended
Dec. 31, 2021
DETAILS OF CASH FLOWS
DETAILS OF CASH FLOWS

16. DETAILS OF CASH FLOWS
(a)    Items not involving operating cash flows are shown in the following table:

Years ended December 31,	2021	2020
Straight-line rent amortization	$(8,889)	$(8,842)
Tenant incentive amortization	5,105	5,321
Unit-based compensation expense (note 12(b))	12,442	8,116
Fair value gains on investment properties, net	(1,298,865)	(273,437)
Depreciation and amortization	1,320	1,151
Fair value losses on financial instruments, net (note 13(e))	1,214	3,402
Loss on sale of investment properties, net	761	901
Amortization of issuance costs and modification losses relating to debentures and term loans	1,489	1,024
Amortization of deferred financing costs	1,033	312
Deferred income taxes (note 14(a))	228,948	62,501
Early redemption premium (note 7(a))	3,963	—
Other	(171)	(30)
	$(1,051,650)	$(199,581)
(b)    Changes in working capital balances are shown in the following table:

Years ended December 31,	2021	2020
Accounts receivable	$(4,119)	$10,141
Prepaid expenses and other	(2,899)	61
Accounts payable and accrued liabilities	5,411	844
Deferred revenue	191	5,595
	$(1,416)	$16,641
(c)    Non-cash
investing and financing activities
During the year ended December 31, 2021, 27 thousand stapled units (2020 — 31 thousand stapled units) with a value of $2.2 million (2020 — $2.0 million) were issued under the Restricted Stapled Unit Plan (note 12(b)) and are not recorded in the combined statements of cash flows.

(d)    Cash and cash equivalents consist of:

As at December 31,	2021	2020
Cash	$401,954	$780,979
Short-term deposits	559	50,301
	$402,513	$831,280